Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 05, 2023 ft²	Apr. 19, 2023 ft²	Nov. 16, 2022 ft²
Leases (Details) [Line Items]
Land square feet (in Square Feet) | ft²	288,680			288,680	3,843	30,744
Weighted average remaining non-cancellable lease term	7 years 10 months 24 days
Operating lease income	$ 1,135,608	$ 1,102,459	$ 127,768
Operating lease cost	4,983,212	3,499,918	$ 1,929,884
Right-of-use assets	66,293,751	$ 11,907,557
China [Member]
Leases (Details) [Line Items]
Right-of-use assets	$ 53,825,646